Variable Interest Entities - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
VARIABLE INTEREST ENTITY
Total VIE Assets	$ 364,217	$ 416,212
Unconsolidated VIE
VARIABLE INTEREST ENTITY
Total VIE Assets	376,055	309,866
Off-balance sheet exposure associated with VIEs	2,784	2,452
Unconsolidated VIE | Other Investment Companies
VARIABLE INTEREST ENTITY
Total VIE Assets	3,200	2,000
Off-balance sheet exposure associated with VIEs	1,500	$ 1,200
Unfunded Commitments	$ 399